MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated February 11, 2022

to the

Prospectus dated May 1, 2018

MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated February 11, 2022

to the

Prospectus dated May 1, 2014

Effective on or about March 1, 2022 based on changes to the underlying portfolio, the following subaccount name change will occur:

EXISTING SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Columbia Mid Cap Growth Fund	Columbia Select Mid Cap Growth Fund

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.